Derivative financial instruments- Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) € in Millions, R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€) swaps	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 BRL (R$)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Number of cross currency swaps | swaps	2
Change in fair value of cash flow hedges	€ 14	€ (23)
Finance income (cost)	(328)	€ (177)
Cross currency swap, expiring 2029
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $			$ 870
Cross currency swap, expiring 2032
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $			870
Cross currency swap
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial liabilities	37
Change in fair value of cash flow hedges	(33)
Finance income (cost)	(4)
Forward currency sales In US dollar, expiring in 2026 and 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $			12,275
Derivative financial liabilities	223
Change in fair value of cash flow hedges	(222)
Finance income (cost)	(1)
Forward currency sales in BRL, expiring in 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | R$				R$ 1,200
Derivative financial liabilities	9
Change in fair value of cash flow hedges	(10)
Finance income (cost)	1
Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $			1,000
Derivative financial liabilities	6
Finance income (cost)	(6)
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	29,412
Notional amount | Cross currency seller swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	1,523
Notional amount | of which US dollar | 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	1,523
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	16,423
Notional amount | of which US dollar | 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	13,361
Notional amount | of which Pound sterling | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	1,401
Notional amount | of which Brazilian real | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	204
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	11,466
Notional amount | of which US dollar | 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	8,657
Notional amount | of which Singapore dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	1,299
Notional amount | of which Hungarian forint | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	543
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(139)
Fair value | Cross currency seller swaps
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(37)
Fair value | of which US dollar | 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(37)
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(272)
Fair value | of which US dollar | 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(241)
Fair value | of which Pound sterling | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(7)
Fair value | of which Brazilian real | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(9)
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	170
Fair value | of which US dollar | 2027
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	143
Fair value | of which Singapore dollar | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	6
Fair value | of which Hungarian forint | 2026
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 19
Fair value | Forward currency purchases in US dollar, US bond
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $			$ 1,000